SHEARMAN & STERLING LLP

599 LEXINGTON AVENUE -- NEW YORK -- NY -- 10022-6069
WWW.SHEARMAN.COM -- T +1.212.848.4000 -- F +1.212.848.7179

January 9, 2006

BY EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Iron Acquisition Corporation Tender Offer Materials

Ladies and Gentlemen:

        On behalf of Iron Acquisition Corporation, a Delaware corporation ("Purchaser"), and BASF Aktiengesellschaft, a stock corporation organized under the laws of the Federal Republic of Germany ("Parent"), transmitted herewith via the Securities and Exchange Commission's EDGAR system for filing, pursuant to Regulation 14D under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), is Purchaser's Tender Offer Statement on Schedule TO, including all exhibits thereto (together, the "Tender Offer Materials"). The Tender Offer Materials relate to the offer being made by Purchaser to purchase all the issued and outstanding shares of common stock, par value $1.00 per share (the "Common Stock"), of Engelhard Corporation, a Delaware corporation (the "Company"), and the associated Series A Junior Participating Preferred Stock purchase rights issued pursuant to the Rights Agreement, dated as of October 1, 1998, between the Company and ChaseMellon Shareholder Services, L.L.C., as Rights Agent.

        A copy of this letter, together with a copy of the Tender Offer Materials, including all exhibits thereto, is being sent by hand to the Company at its principal executive office. Purchaser and Parent are also giving telephonic notice to the New York Stock Exchange, Inc. (the "NYSE") of the information required by Rule 14d-6(d)(2)(i) and (ii) under the Exchange Act.

        Please direct any questions or comments to Peter Lyons at (212) 848-7666 or me at (212) 848-5486.

Sincerely,
/s/ LISA E. TOPOREK Lisa E. Toporek
cc:	Engelhard Corporation 101 Wood Avenue Iselin, New Jersey 08830 Attention: Mr. Barry W. Perry